Share-Based Payment Transactions (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Oct. 31, 2024 shares	Aug. 08, 2024 $ / shares shares	Jun. 20, 2024 $ / shares shares	Aug. 18, 2023 shares	Mar. 22, 2023 shares	Nov. 01, 2022 shares	Sep. 15, 2022 shares	Aug. 02, 2022 shares	Feb. 10, 2022 $ / shares	Jan. 03, 2022 $ / shares	Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Dec. 30, 2024 shares	Dec. 28, 2023 shares
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares | shares											10,828,251		706,683		1,541,096
Granted shares											1,060,000
Exercise price | $ / shares										$ 169
Fair value of share options granted | $ / shares									$ 114.66	$ 158.34
Share-based compensation											$ 569		$ 196	$ 897
Ordinary shares issued | shares				75,000,000	13,858	1,423	75,000,000	923			646,179
Ordinary shares granted discount rate											25.00%
Fair value of the ordinary shares granted												[1]	$ 192
Weighted average remaining contractual life											2 years 11 months 26 days		4 years 10 days
Share options outstanding											$ 169		$ 21,179
Share price per share | $ / shares											$ 0.36		$ 4.88
Directors [Member]
Share-Based Payment Transactions [Line Items]
Granted shares										6,851
2023 Plan [Member]
Share-Based Payment Transactions [Line Items]
Issuance of ordinary shares | shares																10,000,000
Share Options [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation											$ 569		$ 196	$ 897
Share price per share | $ / shares									$ 129.74	$ 174.98
Restricted Share Units [Member]
Share-Based Payment Transactions [Line Items]
Granted shares		530,000	530,000
Share-based compensation											$ 456
Conversion of shares | shares		530,000	530,000
Vest over period		2 years	2 years
Share price per share | $ / shares		$ 0.316	$ 0.893
Exercisable of shares											265,000
Ordinary Shares [Member]
Share-Based Payment Transactions [Line Items]
Ordinary shares issued | shares	320,000										646,179
Fair value of the ordinary shares granted											$ 105
Ordinary Shares [Member] | Share Options [Member]
Share-Based Payment Transactions [Line Items]
Share-based compensation											$ 7

[1]	Less than $1 thousand